Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	291,666,666	291,666,666	291,666,666
Common stock, shares issued	11,154,171	11,107,210	8,869,870
Common stock, shares outstanding	11,130,271	11,074,810	8,859,870
Treasury stock, shares	23,900	32,400	10,000